Employee benefits, Plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Plan assets [Abstract]
Balance at beginning of period	$ 150,197	$ 151,481
Plan contributions	6,044	7,315
Interests on plan assets	(220)	(257)
Balance at end of period	102,375	150,197
Plan Assets [Member]
Plan assets [Abstract]
Balance at beginning of period	2,931	3,030
Expected return on assets	(2,026)	(356)
Plan contributions	5,783	7,315
Benefits paid	(5,783)	(7,315)
Interests on plan assets	220	257
Balance at end of period	$ 1,125	$ 2,931